American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2025

Short Duration - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 40.0%
Aerospace and Defense — 1.0%
Boeing Co., 2.20%, 2/4/26	3,460,000	3,406,486
Boeing Co., 6.30%, 5/1/29	1,695,000	1,792,422
RTX Corp., 5.75%, 11/8/26	3,850,000	3,922,396
TransDigm, Inc., 4.875%, 5/1/29	1,185,000	1,165,164
TransDigm, Inc., 4.625%, 1/15/29	1,190,000	1,168,476
		11,454,944
Automobiles — 1.9%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,150,000	3,143,396
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	3,670,000	3,700,314
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,014,173
Hyundai Capital America, 5.95%, 9/21/26(1)	2,600,000	2,641,367
Hyundai Capital America, 4.875%, 11/1/27(1)	3,755,000	3,773,114
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	2,385,000	2,390,211
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	3,040,000	3,089,628
		21,752,203
Banks — 9.1%
Banco de Credito del Peru SA, VRN, 3.125%, 7/1/30(1)	2,960,000	2,960,000
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	4,928,019
Banco Santander SA, VRN, 5.37%, 7/15/28	2,400,000	2,445,388
Bank of America Corp., VRN, 5.93%, 9/15/27	9,875,000	10,049,692
Bank of America Corp., VRN, 4.98%, 1/24/29	3,500,000	3,550,801
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	1,890,000	1,773,063
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	2,574,000	2,738,013
Citibank NA, 4.58%, 5/29/27	3,300,000	3,319,335
Citibank NA, VRN, 4.88%, 11/19/27	5,465,000	5,499,724
Citigroup, Inc., VRN, 4.64%, 5/7/28	2,915,000	2,923,113
Comerica, Inc., VRN, 5.98%, 1/30/30	2,830,000	2,899,417
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	3,383,000	3,393,570
First Horizon Bank, 5.75%, 5/1/30	753,000	770,483
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,790,000	2,796,930
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	2,155,000	2,239,961
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,974,853
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	2,170,000	2,304,976
HSBC USA, Inc., 4.65%, 6/3/28	2,378,000	2,397,101
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	4,420,000	4,068,169
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,104,000	1,107,515
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	4,525,000	4,596,348
National Bank of Canada, VRN, 5.60%, 7/2/27	3,150,000	3,185,277
PNC Bank NA, 4.05%, 7/26/28	2,910,000	2,887,715
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	2,470,000	2,489,193
Royal Bank of Canada, VRN, 4.97%, 1/24/29	3,720,000	3,774,917
Societe Generale SA, VRN, 5.51%, 5/22/31(1)	561,000	572,311
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	1,851,000	1,700,255
Standard Chartered PLC, VRN, 5.55%, 1/21/29(1)	2,500,000	2,554,385
Synchrony Bank, 5.625%, 8/23/27	961,000	980,292
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	4,385,000	4,590,687
Truist Bank, VRN, 4.67%, 5/20/27	2,280,000	2,283,738
Truist Bank, VRN, 4.63%, 9/17/29	1,770,000	1,750,282

U.S. Bank NA, VRN, 4.51%, 10/22/27	3,300,000	3,304,301
Wells Fargo & Co., VRN, 4.90%, 1/24/28	3,145,000	3,168,797
Wells Fargo & Co., VRN, 4.97%, 4/23/29	2,260,000	2,291,922
		105,270,543
Biotechnology — 0.3%
AbbVie, Inc., 4.80%, 3/15/27	3,840,000	3,878,626
Building Products — 0.4%
Standard Industries, Inc., 5.00%, 2/15/27(1)	4,500,000	4,492,974
Capital Markets — 4.2%
Ares Capital Corp., 3.25%, 7/15/25	2,842,000	2,840,292
Ares Strategic Income Fund, 5.70%, 3/15/28	3,175,000	3,201,702
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	1,525,000	1,508,304
Blackstone Private Credit Fund, 7.05%, 9/29/25	2,815,000	2,830,667
Blue Owl Capital Corp., 3.75%, 7/22/25	2,842,000	2,839,826
Blue Owl Capital Corp., 3.40%, 7/15/26	3,000,000	2,952,548
Blue Owl Capital Corp., 2.875%, 6/11/28	585,000	545,143
Blue Owl Capital Corp., 5.95%, 3/15/29	590,000	593,230
Blue Owl Credit Income Corp., 6.60%, 9/15/29	1,515,000	1,559,244
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,890,000	1,900,757
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,009,915
Citadel Securities Global Holdings LLC, 5.50%, 6/18/30(1)	1,830,000	1,852,335
Coinbase Global, Inc., 3.375%, 10/1/28(1)	2,505,000	2,350,379
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	1,583,000	1,595,952
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,946,983
HPS Corporate Lending Fund, 5.45%, 1/14/28	3,540,000	3,550,985
Morgan Stanley, VRN, 4.99%, 4/12/29	1,487,000	1,508,832
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,521,356
Northern Trust Corp., VRN, 3.375%, 5/8/32	2,950,000	2,865,150
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	1,555,000	1,597,762
State Street Corp., VRN, 3.03%, 11/1/34	3,750,000	3,465,427
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,225,000	3,312,125
		48,348,914
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	773,000	801,020
Commercial Services and Supplies — 0.3%
Veralto Corp., 5.50%, 9/18/26	3,080,000	3,117,521
Communications Equipment — 0.2%
Motorola Solutions, Inc., 4.85%, 8/15/30	1,730,000	1,749,136
Consumer Finance — 0.3%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	908,000	947,255
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	2,146,000	2,284,810
		3,232,065
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	560,000	548,270
Diversified REITs — 1.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	5,000,000	5,004,215
Highwoods Realty LP, 4.20%, 4/15/29	1,674,000	1,628,672
Kilroy Realty LP, 4.25%, 8/15/29	4,670,000	4,516,006
Lineage OP LP, 5.25%, 7/15/30(1)	2,985,000	3,004,267
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,670,000	1,860,810
Piedmont Operating Partnership LP, 6.875%, 7/15/29	336,000	354,071
Piedmont Operating Partnership LP, 3.15%, 8/15/30	263,000	236,081

Vornado Realty LP, 2.15%, 6/1/26	4,622,000	4,490,632
		21,094,754
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,060,844
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	3,000,000	3,041,259
Sprint Capital Corp., 6.875%, 11/15/28	986,000	1,058,753
		6,160,856
Electric Utilities — 1.2%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,485,000	2,506,802
Evergy Kansas Central, Inc., 4.70%, 3/13/28	1,284,000	1,299,237
Monongahela Power Co., 3.55%, 5/15/27(1)	5,272,000	5,196,463
Pinnacle West Capital Corp., 5.15%, 5/15/30	2,042,000	2,091,175
Southern Co., Series B, VRN, 4.00%, 1/15/51	3,320,000	3,306,160
		14,399,837
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	4,380,000	4,405,964
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	918,000	856,687
Financial Services — 1.3%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	1,047,536
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	4,665,000	4,724,998
Deutsche Bank AG, VRN, 4.875%, 12/1/32	1,615,000	1,597,966
Essent Group Ltd., 6.25%, 7/1/29	2,450,000	2,538,824
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	2,738,000	2,677,429
NMI Holdings, Inc., 6.00%, 8/15/29	2,305,000	2,368,042
		14,954,795
Food Products — 0.4%
Mars, Inc., 4.60%, 3/1/28(1)	5,103,000	5,145,544
Gas Utilities — 0.1%
Snam SpA, 5.00%, 5/28/30(1)	1,060,000	1,069,362
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,329,000	2,395,456
Health Care Providers and Services — 2.5%
Cardinal Health, Inc., 4.70%, 11/15/26	4,480,000	4,504,828
Centene Corp., 4.25%, 12/15/27	3,370,000	3,321,042
CVS Health Corp., 5.00%, 2/20/26	5,000,000	5,007,249
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,007,475
IQVIA, Inc., 5.00%, 5/15/27(1)	3,000,000	2,991,818
IQVIA, Inc., 5.70%, 5/15/28	1,294,000	1,327,728
Tenet Healthcare Corp., 6.25%, 2/1/27	3,000,000	3,001,759
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,787,919
		28,949,818
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	874,972
Hyatt Hotels Corp., 5.05%, 3/30/28	2,850,000	2,881,695
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	4,050,895
		7,807,562
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	2,205,000	2,239,627
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.65%, 7/30/27	2,430,000	2,456,228
Insurance — 1.9%
Athene Global Funding, 5.68%, 2/23/26(1)	4,015,000	4,043,289
Athene Global Funding, 5.62%, 5/8/26(1)	3,900,000	3,935,680
Athene Global Funding, 5.35%, 7/9/27(1)	732,000	743,619

F&G Annuities & Life, Inc., 6.50%, 6/4/29	3,610,000	3,724,259
GA Global Funding Trust, 2.25%, 1/6/27(1)	4,400,000	4,249,781
GA Global Funding Trust, 4.40%, 9/23/27(1)	3,420,000	3,414,520
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,530,000	1,485,814
		21,596,962
IT Services — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	1,212,000	1,255,126
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,874,000	1,770,488
		3,025,614
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,218,375
Illumina, Inc., 4.65%, 9/9/26	2,716,000	2,719,941
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	4,600,000	4,650,919
		11,589,235
Media — 1.0%
Lamar Media Corp., 3.75%, 2/15/28	3,065,000	2,973,116
Nexstar Media, Inc., 5.625%, 7/15/27(1)	2,770,000	2,765,307
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	3,500,000	3,436,631
TEGNA, Inc., 4.75%, 3/15/26(1)	2,585,000	2,582,752
		11,757,806
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 8/1/30(2)	1,729,000	1,741,351
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,725,000	1,804,945
		3,546,296
Multi-Utilities — 0.6%
Ameren Corp., 5.70%, 12/1/26	2,310,000	2,347,711
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	5,001,798
		7,349,509
Oil, Gas and Consumable Fuels — 2.2%
Diamondback Energy, Inc., 5.20%, 4/18/27	4,580,000	4,644,646
Enbridge, Inc., 5.90%, 11/15/26	3,000,000	3,054,201
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,925,000	3,929,437
Energy Transfer LP, 5.625%, 5/1/27(1)	3,370,000	3,376,700
EOG Resources, Inc., 4.40%, 7/15/28(2)	861,000	866,146
Expand Energy Corp., 6.75%, 4/15/29(1)	462,000	467,819
Petroleos Mexicanos, 4.50%, 1/23/26	1,444,000	1,425,394
Petroleos Mexicanos, 6.49%, 1/23/27	820,000	816,374
Petroleos Mexicanos, 6.50%, 3/13/27	3,085,000	3,065,495
Petroleos Mexicanos, 5.35%, 2/12/28	1,529,000	1,469,188
Petroleos Mexicanos, 5.95%, 1/28/31	466,000	421,719
Williams Cos., Inc., 5.40%, 3/2/26	2,000,000	2,011,688
		25,548,807
Passenger Airlines — 1.4%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	108,245	106,371
American Airlines, Inc., 7.25%, 2/15/28(1)	1,230,000	1,256,967
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	5,181,799	5,173,147
Delta Air Lines, Inc., 4.95%, 7/10/28	1,770,000	1,781,261
Delta Air Lines, Inc., 3.75%, 10/28/29	3,000,000	2,868,790
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	316,000	315,278
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	5,051,929	5,061,714
		16,563,528
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,260,000	2,289,778
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,176,160
		6,465,938

Real Estate Management and Development — 0.1%
First Industrial LP, 5.25%, 1/15/31	789,000	798,592
Semiconductors and Semiconductor Equipment — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	3,415,000	3,392,746
Broadcom, Inc., 4.80%, 4/15/28	3,385,000	3,434,746
Intel Corp., 4.875%, 2/10/26	3,730,000	3,736,078
ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,527,000	2,446,689
		13,010,259
Software — 0.5%
AppLovin Corp., 5.125%, 12/1/29	3,818,000	3,868,805
Synopsys, Inc., 4.65%, 4/1/28	1,705,000	1,722,701
		5,591,506
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	2,850,000	2,836,759
Specialty Retail — 0.8%
Home Depot, Inc., 5.15%, 6/25/26	6,825,000	6,890,488
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,286,239
		9,176,727
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,932,000	1,934,426
Trading Companies and Distributors — 0.4%
Aircastle Ltd., 5.95%, 2/15/29(1)	1,340,000	1,385,033
Herc Holdings, Inc., 5.50%, 7/15/27(1)	1,039,000	1,039,919
Herc Holdings, Inc., 7.00%, 6/15/30(1)	2,000,000	2,089,965
		4,514,917
TOTAL CORPORATE BONDS (Cost $457,013,411)		461,889,587
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5%
Private Sponsor Collateralized Mortgage Obligations — 11.2%
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	797,399	722,802
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	631,274	571,676
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	301,783	294,618
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	3,208,132	3,242,325
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	3,402,480	3,441,803
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	2,292,401	2,289,832
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	3,681,914	3,695,865
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	1,540,907	1,541,727
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	531	531
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	5,100,342	5,111,875
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	2,963,624	2,973,945
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	387,767	372,336
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(1)	4,499,628	4,544,209
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	4,927,185	4,969,164
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(1)	6,423,815	6,463,753
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(1)	3,254,000	3,271,409
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.62%, 10/25/29(1)	37,380	36,616
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	249,417	235,802
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,600,204	2,198,021
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	3,965,770	3,977,938
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	3,237,986	3,247,252
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	2,379,866	2,378,758
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	4,799,833	4,849,401
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	1,966,665	1,980,165
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	2,249,340	2,256,158
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	2,610,861	2,608,665

JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	2,899,994	2,934,671
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	3,170,426	3,217,832
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	4,687,562	4,815,185
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4A, SEQ, VRN, 5.50%, 9/25/55(1)	4,995,932	5,015,368
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A2, 5.77%, 9/25/65(1)	3,931,155	3,948,125
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	2,249,576	2,278,358
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	2,171,133	2,192,132
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	2,068,322	2,091,170
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	4,800,853	4,818,308
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	5,368,224	5,389,368
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	4,013,701	4,025,371
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,241,214	1,241,689
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	2,324,571	2,350,702
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	1,278,514	1,285,530
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(1)	2,264,156	2,270,294
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	2,942,291	2,980,823
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	1,444,287	1,443,891
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	1,966,333	1,972,124
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	2,679,608	2,687,868
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.82%, 3/25/64(1)	3,885,150	3,949,169
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 4.10%, 11/25/59(1)	1,102,271	1,092,158
		129,276,782
U.S. Government Agency Collateralized Mortgage Obligations — 9.3%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.16%, (30-day average SOFR plus 0.85%), 11/25/41(1)	1,833,506	1,829,277
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.46%, (30-day average SOFR plus 2.15%), 9/25/42(1)	1,020,993	1,028,919
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.31%, (30-day average SOFR plus 2.00%), 6/25/43(1)	1,888,665	1,899,505
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,069,894	1,066,683
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	6,678,000	6,586,111
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	10,389,000	10,234,007
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	13,100,000	12,901,893
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	6,863,587	6,747,154
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	7,000,000	6,879,083
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	13,766,000	13,537,958
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	7,629,558	7,605,013
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	10,202,668	10,130,065
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	12,714,230	12,469,503
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	4,948,049	4,851,511
FNMA, Series 2006-60, Class KF, VRN, 4.72%, (30-day average SOFR plus 0.41%), 7/25/36	220,017	218,270
FNMA, Series 2009-33, Class FB, VRN, 5.24%, (30-day average SOFR plus 0.93%), 3/25/37	225,435	226,624
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	7,749,375	1,361,182
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	4,629,590	721,675
FNMA, Series 2022-R09, Class 2M1, VRN, 6.81%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,078,629	1,095,874
FNMA, Series 2023-R04, Class 1M1, VRN, 6.61%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,032,478	2,076,009
FNMA, Series 2024-R02, Class 1M1, VRN, 5.41%, (30-day average SOFR plus 1.10%), 2/25/44(1)	1,739,021	1,739,136
FNMA, Series 2024-R03, Class 2M1, VRN, 5.46%, (30-day average SOFR plus 1.15%), 3/25/44(1)	1,495,705	1,496,260
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,509,318	352,522
		107,054,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $234,764,895)		236,331,016
U.S. TREASURY SECURITIES — 17.7%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29(3)	2,592,850	2,663,226
U.S. Treasury Notes, 0.875%, 9/30/26(3)	1,000,000	963,438
U.S. Treasury Notes, 4.00%, 6/30/28(3)	1,000,000	1,008,711
U.S. Treasury Notes, 4.625%, 9/30/28	7,000,000	7,195,508
U.S. Treasury Notes, 1.375%, 12/31/28	7,000,000	6,468,164

U.S. Treasury Notes, 3.75%, 12/31/28	70,000,000	70,079,297
U.S. Treasury Notes, 2.375%, 3/31/29	7,000,000	6,671,328
U.S. Treasury Notes, 4.125%, 3/31/29	79,000,000	80,086,250
U.S. Treasury Notes, 4.25%, 6/30/29	10,000,000	10,188,477
U.S. Treasury Notes, 3.875%, 12/31/29	19,000,000	19,084,609
TOTAL U.S. TREASURY SECURITIES (Cost $203,093,976)		204,409,008
CONVERTIBLE PREFERRED SECURITIES — 7.6%
Banks — 6.4%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	3,860,000	3,910,963
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,000,000	2,945,948
Banco Santander SA, 4.75%	5,000,000	4,859,642
Barclays PLC, 6.125%	4,990,000	4,998,139
BNP Paribas SA, 4.625%(1)	5,169,000	5,033,489
Credit Agricole SA, 8.125%(1)	3,825,000	3,876,044
Danske Bank AS, 4.375%	5,223,000	5,146,679
HSBC Holdings PLC, 6.00%	5,150,000	5,157,666
ING Groep NV, 5.75%	4,980,000	4,956,782
Intesa Sanpaolo SpA, 7.70%(1)	6,330,000	6,357,504
Lloyds Banking Group PLC, 7.50%	5,000,000	5,025,925
Macquarie Bank Ltd., 6.125%(1)	3,322,000	3,340,274
NatWest Group PLC, 6.00%	2,700,000	2,702,315
Nordea Bank Abp, 6.625%(1)	5,700,000	5,747,025
Skandinaviska Enskilda Banken AB, 6.875%	3,200,000	3,265,324
Societe Generale SA, 4.75%(1)	4,070,000	4,019,713
Societe Generale SA, 9.375%(1)	2,480,000	2,638,023
		73,981,455
Capital Markets — 0.9%
Deutsche Bank AG, 6.00%	5,200,000	5,189,313
UBS Group AG, 9.25%(1)	5,285,000	5,781,653
		10,970,966
Insurance — 0.3%
Allianz SE, 3.50%(1)	3,000,000	2,956,971
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $87,039,940)		87,909,392
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.59%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	4,370,000	38,237
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.51%, (1-month SOFR plus 1.19%), 7/15/38(1)	3,147,861	3,150,634
FREMF Mortgage Trust, Series 2016-K54, Class B, VRN, 4.22%, 4/25/48(1)	15,773,000	15,637,374
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.31%, 4/25/49(1)	11,009,000	10,926,342
FREMF Mortgage Trust, Series 2017-K69, Class B, VRN, 3.85%, 10/25/49(1)	4,920,000	4,819,474
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,287,083
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,293,339
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	2,325,405	2,319,306
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $47,833,114)		43,471,789
ASSET-BACKED SECURITIES — 3.5%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	3,545,000	3,404,821
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	113,136	114,310
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	3,302,395	3,336,849
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	4,000,000	3,873,270
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	271,084	251,301
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	352,582	346,968
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	4,591,680
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	3,458,257	3,480,639

RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,450,756	1,462,082
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	1,331,073	1,349,376
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	2,118,114	2,138,233
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,751,974
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	224,644	220,610
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	2,743,040	2,755,159
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,686,067
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	4,095,309	4,164,363
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	4,075,000	4,083,073
TOTAL ASSET-BACKED SECURITIES (Cost $39,616,753)		40,010,775
PREFERRED SECURITIES — 2.4%
Banks — 1.2%
Citigroup, Inc., 3.875%	2,785,000	2,753,621
Citigroup, Inc., 4.00%	2,432,000	2,420,941
Citizens Financial Group, Inc., 5.65%	3,145,000	3,151,524
Comerica, Inc., 5.625%	2,680,000	2,680,000
Fifth Third Bancorp, 4.50%	3,195,000	3,188,254
M&T Bank Corp., 5.125%	128,000	127,650
		14,321,990
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	2,325,000	2,292,989
Goldman Sachs Group, Inc., 7.38%	2,313,000	2,325,833
		4,618,822
Consumer Finance — 0.4%
Ally Financial, Inc., 4.70%	3,028,000	2,933,036
American Express Co., 3.55%	1,450,000	1,419,761
		4,352,797
Electric Utilities — 0.2%
Edison International, 5.375%	2,386,000	2,252,436
Multi-Utilities — 0.2%
Sempra, 4.875%	2,489,000	2,484,961
TOTAL PREFERRED SECURITIES (Cost $27,681,659)		28,031,006
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,502,326	1,503,532
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.82%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,400,000	2,403,308
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A1R, VRN, 5.82%, (3-month SOFR plus 1.55%), 4/20/37(1)	3,000,000	3,015,876
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR2, VRN, 6.21%, (3-month SOFR plus 1.95%), 1/15/38(1)	6,250,000	6,278,642
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	1,400,000	1,401,023
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(1)	1,825,000	1,828,779
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(1)	1,550,000	1,542,070
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.07%, (3-month SOFR plus 1.80%), 10/20/34(1)	5,700,000	5,708,550
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,604,099)		23,681,780
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $997,582)	992,463	997,087
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper(7) — 1.8%
Overwatch Alpha Funding LLC, 4.45%, 7/1/25(1)	21,100,000	21,097,458

Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,387,266	2,387,266
TOTAL SHORT-TERM INVESTMENTS (Cost $23,487,266)		23,484,724
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,145,132,695)		1,150,216,164
OTHER ASSETS AND LIABILITIES — 0.3%		3,403,183
TOTAL NET ASSETS — 100.0%		$1,153,619,347

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	277	September 2025	$30,193,000	$191,312
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	September 2025	$112,125	$(721)
U.S. Treasury 10-Year Ultra Notes	6	September 2025	685,594	(6,574)
			$797,719	$(7,295)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $444,985,165, which represented 38.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $626,296.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$461,889,587	—
Collateralized Mortgage Obligations	—	236,331,016	—
U.S. Treasury Securities	—	204,409,008	—
Convertible Preferred Securities	—	87,909,392	—
Commercial Mortgage-Backed Securities	—	43,471,789	—
Asset-Backed Securities	—	40,010,775	—
Preferred Securities	—	28,031,006	—
Collateralized Loan Obligations	—	23,681,780	—
Bank Loan Obligations	—	997,087	—
Short-Term Investments	$2,387,266	21,097,458	—
	$2,387,266	$1,147,828,898	—
Other Financial Instruments
Futures Contracts	$191,312	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$7,295	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.